Significant accounting policies	12 Months Ended
Dec. 31, 2019
Significant accounting policies
Significant accounting policies

2. Significant accounting policies

The significant Company’s accounting policies are summarized below.

2.1         Statement of compliance and basis of preparation

The consolidated financial statements are prepared in accordance with the International Financial Reporting Standards (IFRS), issued by the International Accounting Standards Board (IASB) and the interpretations issued by the IASB’s International Financial Reporting Interpretation Committee. The consolidated financial statements provide a general overview of the Company’s activities and the results achieved. They present fairly the entity’s financial position, its financial performance and cash flows, on a going concern basis. The accounting policies described in Note 2 to our consolidated financial statements have been applied in preparing the consolidated financial statements as of and for the year ended December 31, 2019 and for the comparative information as of and for the years ended December 31, 2018 and 2017.

The preparation of consolidated financial statements in conformity with IFRS, issued by the IASB, requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 3.

The significant accounting policies applied in the preparation of the above consolidated financial statements are set out below. All amounts are presented in thousands of euro, unless otherwise indicated, rounded to the nearest € ‘000.

The consolidated financial statements have been approved for issue by the Company’s Board of Directors (the Board) on March 31, 2020.

2.2         Basis of consolidation

The consolidated financial statements include the financial statements of the Company and entities controlled by the Company (its subsidiaries). Control is achieved when the Company:

•	has power over the investee;
•	is exposed, or has rights, to variable returns from its involvement with the investee; and
•	has the ability to use its power to affect its returns.

The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Income and expenses of subsidiaries acquired or disposed of during the year are included in the consolidated statement of profit and loss and other comprehensive income from the effective date of acquisition and up to the effective date of disposal, as appropriate.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by other members of the Group.

All inter-company transactions and unrealized gains on transactions between group companies are eliminated. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

2.3         Foreign currency transactions

Functional and presentation currency

The consolidated financial statements are presented in euro (€), which is the Company’s presentation currency and the Company’s functional currency.

Transactions and balances

Transactions in foreign currencies are translated at the exchange rate ruling at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the exchange rate ruling at the reporting date. Foreign exchange differences arising on translation are recognized in the statement of profit and loss and other comprehensive income. Non‑monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rate ruling at the date of the transaction.

Financial statements of foreign entities

For foreign entities using a different functional currency than the euro:

•	assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that statement of financial position.
•

income and expenses for each statement presenting profit or loss and other comprehensive income are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions).

•	all resulting exchange differences are recognised in other comprehensive income.

2.4         Intangible assets

2.4.1 Internally generated intangible assets

Expenditure on research activities is recognized as an expense in the period in which it is incurred.

An internally‑generated intangible asset arising from development (or from the development phase of an internal project) is recognized if, and only if, all of the following have been demonstrated:

•	the technical feasibility of completing the intangible asset so that it will be available for use or sale;
•	the intention to complete the intangible asset and use or sell it;
•	the ability to use or sell the intangible asset;
•	how the intangible asset will generate probable future economic benefits;
•	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and
•	the ability to measure reliably the expenditure attributable to the intangible asset during its development.

The amount initially recognized for internally‑generated intangible assets is the sum of the expenditure incurred from the date when the intangible asset first meets the recognition criteria listed above. Where no internally‑generated intangible asset can be recognized, development expenditures are recognized in the statement of profit and loss and other comprehensive income in the period in which they are incurred.

Due to uncertainties inherent to the development and registration with the relevant healthcare authorities of its products, the Company estimates that the conditions for capitalization are not met until the regulatory procedures required by such healthcare authorities have been finalized. The Company currently does not own products that have been approved by the relevant healthcare authorities.

Subsequent to initial recognition, internally‑generated intangible assets are reported at cost less accumulated amortization and accumulated impairment losses, on the same basis as intangible assets that are acquired separately.

2.4.2 Intangible assets acquired separately

Intangible assets with finite useful lives that are acquired separately are carried at cost less accumulated amortization and accumulated impairment losses. Amortization is recognized on a straight‑line basis over their estimated useful lives which are disclosed in note 4. The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis. Intangible assets with indefinite useful lives that are acquired separately are carried at cost less accumulated impairment losses.

Payments for acquired in-process research and development projects obtained through in-licensing arrangements, business combinations and separate asset purchases are capitalized as intangible assets provided that they are separately identifiable, controlled by the Company and expected to provide future economic benefits. As the probability criterion in IAS 38 is always considered to be satisfied for separately acquired research and development assets and the amount of the payments is determinable, upfront and milestone payments to third parties for pharmaceutical products or compounds for which regulatory marketing approval has not yet been obtained are recognized as intangible assets, and amortized on a straight line basis over their useful lives beginning when the underlying drug candidate is approved and launched commercially, or expensed immediately if development of the drug candidate is abandoned.

2.4.3 Derecognition of intangible assets

An intangible asset is derecognized either on disposal or when no future economic benefits are expected from its use. Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in profit or loss when the asset is derecognized.

2.5         Property, plant and equipment

Items of property, plant and equipment held for use in the production or supply of goods or services, or for administrative purposes, are stated in the statement of financial position at their cost, less accumulated depreciation and accumulated impairment losses.

The cost comprises the initial purchase price plus other direct purchase costs (such as non‑refundable tax and transport).

Depreciation is recognized as from acquisition date onwards (unless asset is not ready for use) so as to write off the cost or valuation of assets (other than freehold land and properties under construction) less their residual values over their useful lives, using the straight‑line method. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

Unless revised due to specific changes in the estimated useful life, annual depreciation rates are as follows:

•	Office and lab equipment: 3–5 years
•	IT equipment: 3 years

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

2.6         Leases

As explained in note 2.22 below, the Company has changed its accounting policy for leases where the Company is the lessee.

Until December 31, 2018, leases of property, plant and equipment where the Company, as lessee, had substantially all the risks and rewards of ownership were classified as finance leases. Finance leases were capitalised at the lease’s inception at the fair value of the leased property or, if lower, the present value of the minimum lease payments. The corresponding rental obligations, net of finance charges, were included in other short-term and long-term payables. Each lease payment was allocated between the liability and finance cost. The finance cost was charged to the profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The property, plant and equipment acquired under finance leases was depreciated over the asset’s useful life or over the shorter of the asset’s useful life and the lease term if there is no reasonable certainty that the Company will obtain ownership at the end of the lease term.

Leases in which a significant portion of the risks and rewards of ownership were not transferred to the Company as lessee were classified as operating leases. Operating lease payments were recognized as an expense on a straight‑line basis over the lease term, except where another systematic basis was more representative of the time pattern in which economic benefits from the leased asset are consumed.

As from January 1, 2019, the Company assesses whether a contract is or contains a lease, at inception of the contract. The Company recognises a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets. For these leases, the Company recognises the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the lessee uses its incremental borrowing rate. The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made. The lease liability is presented as a separate line in the consolidated statement of financial position.

The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, less any lease incentives received and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses. Right-of-use assets are depreciated over the shorter period of lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Company expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The right-of-use assets are presented in the statement of financial position under the caption “Property, plant and equipment”.

2.7         Impairment of assets

At the end of each reporting period, the Company reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash‑generating unit to which the asset belongs.

Intangible assets with indefinite useful lives and intangible assets not yet available for use are tested for impairment at least annually, and whenever there is an indication that the asset may be impaired.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre‑tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or cash‑generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash‑generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss.

Where an impairment loss subsequently reverses, the carrying amount of the asset (or a cash‑generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash‑generating unit) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

2.8         Financial assets: investments

(i) Classification

The Company classifies its financial assets in the following measurement categories: those to be measured subsequently at fair value through profit or loss (FVTPL) and those to be measured at amortized cost. The classification depends on the Company’s business model for managing the financial assets and the contractual terms of the cash flows.

Regular purchases and sales of financial assets are recognized on the trade date – the date on which the Company commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. For assets measured at fair value, gains and losses will be recorded in profit or loss.

(ii) Measurement

At initial recognition, the Company measures a financial asset at its fair value plus, in case of a financial asset not at FVTPL, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVTPL are expensed in profit or loss.

The Company subsequently measures all equity investments at fair value. Dividends from such investments continue to be recognized in profit or loss as financial income when the Company’s right to receive payments is established. Changes in the fair value of financial assets at FVPL are recognized in financial income/expenses in the statement of profit or loss. The fair value of listed investments is based on current market prices. If the market for a financial asset is not active (and for unlisted securities), the Company establishes fair value by using valuation techniques.

2.9         Trade and other receivables

Trade receivables are recognised initially at the amount of consideration that is unconditional. The Company holds the trade receivables with the objective to collect the contractual cash flows and therefore measures them subsequently at amortised cost using the effective interest method. Unless the impact of discounting is material, the nominal value is recognized.

Trade receivables are recognized initially at their transaction price and are subsequently measured at amortized cost using the effective interest rate method, less provision for expected credit losses. For determining the expected credit losses, the Company applies the simplified approach permitted by IFRS 9, which requires lifetime losses to be recognized from initial recognition of the receivables.

2.10       Research and development incentive receivables

Since the Company carries out extensive research and development activities, it benefits from a research and development incentive tax scheme in Belgium under which the research and development incentives can be refunded after five years if not offset against future income tax expense. These research and development incentives generally aim to partly reimburse expenditures incurred in our research and development efforts and are credited to the statement of profit or loss under the line “Other operating income” when the relevant expenditure has been incurred and there is a reasonable assurance that the research and development incentives are receivable.

2.11       Cash and cash equivalents

Cash and cash equivalents includes cash in hand, deposits held at call with banks and other short term highly liquid investments with original maturities of three months or less and with an insignificant risk of changes in value. Bank overdrafts, if any, are shown within borrowings in current liabilities on the statement of financial position.

Cash balances that are not available for use by the Company are presented as “restricted cash” in the statement of financial position.

For the purpose of the statements of cash flows, cash and cash equivalents includes cash on hand and deposits held at call or short term maturity with banks (three months or less with insignificant risk of changes in value).

2.12       Shareholder’s equity

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs.

The Company has never distributed any dividends to its shareholders. As of December 31, 2019, no profits were available for distribution.

2.13       Trade and other payables

Payables after and within one year are measured at amortized cost, i.e., at the net present value of the payable amount. Unless the impact of discounting is material, the nominal value is recognized.

2.14       Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that the Company will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (where the effect of the time value of money is material).

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is reasonably certain that reimbursement will be received and the amount of the receivable can be measured reliably.

2.15       Retirement benefits

The Company offers a post‑employment, death, disability and healthcare benefit scheme. All employees have access to these schemes. The death, disability and healthcare benefits granted to employees of the Company are covered by an external insurance company, where premiums are paid annually and charged to the income statement as they were incurred.

The post‑employment pension plan granted to employees of the Company is a defined contribution plan under Belgian Law.

Under defined contribution plans, the Company pays contributions based on salaries to organizations responsible for paying out pensions and social security benefits, in accordance with the laws and agreements applicable in each country.

The Belgian defined contribution pension plans are by law subject to minimum guaranteed rates of return, historically 3.25% on employer contributions and 3.75% on employee contributions. These rates have been modified by the law of December 18, 2015 and effective for contribution paid as from 2016 to a new variable minimum return based on the OLO (‘Obligation Lineaire Obligaties’—Belgian Government Bond) rates, with a minimum of 1.75% and a maximum of 3.75%. Hence, from 2016 onwards, these plans are accounted for as defined benefit plans (see note 14).

The liability recognized in the balance sheet is the present value of the defined benefit obligation less the fair value of plan assets. An independent actuary calculates the defined benefit obligation based on factors such as age, years of service and compensation (projected unit credit method). The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high‑quality corporate bonds denominated in the currency in which the benefits will be paid and with terms to maturity that approximate the term when the related liability is due. Current service costs are recognized in personnel expenses, which are included in Research and development expenses and in Selling, general and administrative expenses, and reflect the increase in the defined benefit obligation resulting from employee service in the current year. Past service costs are recognized immediately in personnel expenses. The net interest expense on the defined benefit liability is determined by applying the discount rate used to measure the defined benefit obligation at the beginning of the year to the then net defined benefit liability. Net interest expense is recognized in personnel expenses. Remeasurement gains and losses of the defined benefit obligation arising from experience adjustments and changes in actuarial assumptions are recognized immediately in other comprehensive income.

2.16       Short‑term employee benefits

Short‑term employee benefits include payables and accruals for salaries and bonuses to be paid to the employees of the Company. They are recognized as expenses for the period in which employees perform the corresponding services.

2.17       Share‑based payments

Equity‑settled share‑based payments to employees and others providing similar services are measured at the fair value of the equity instruments at the grant date. Details regarding the determination of the fair value of equity‑settled share‑based transactions are set out in note 13.

The fair value determined at the grant date of the equity‑settled share‑based payments is expensed on a straight‑line basis over the vesting period, based on the Company’s estimate of equity instruments that will eventually vest, with a corresponding increase in equity. At the end of each reporting period, the Company revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the equity‑settled share‑based payment reserve.

Where the terms of equity‑settled share‑based payments are modified, the minimum expense recognized is the expense that would have been recognized if the terms had not been modified. An additional expense is recognized for any modification that increases the total fair value of the share‑based payments, or is otherwise beneficial to the employee as measured at the date of modification.

2.18       Deferred revenue

Current and non-current deferred revenue relates to cash received from commercial partnerships prior to completion of the earnings process. These payments are recognized as revenue over the estimated duration of the Company’s involvement in the research and development programs provided for under the terms of the agreements.

IFRS 15 uses the term ‘contract liability’ to describe what might more commonly be known as ‘deferred revenue’, however IFRS 15 does not prohibit an entity from using alternative descriptions in the statement of financial position. The Company will continue to report its contract liabilities under the term ‘deferred revenue.

2.19       Income taxes

Income tax expense represents the sum of the tax currently payable and deferred tax.

The tax currently payable is based on taxable profit for the year. Taxable profit differs from profit as reported in the statement of profit and loss and other comprehensive income because of items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Company’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of taxable profit (e.g. differences between carrying amounts under IFRS and the statutory tax basis). Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantially enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and deferred tax liabilities are offset if there is a legally enforceable right to offset current tax assets and liabilities and if they relate to income taxes imposed by the same authority on the same taxable entity or in different tax entities that intend to settle current tax assets and liabilities on a net basis or their tax assets and liabilities will be realized simultaneously.

2.20       Revenue and other operating income recognition

Collaborations

The Company adopted IFRS 15 on January 1, 2018. The Company elected the modified retrospective approach for the transition, which foresees that prior period figures remain as reported under the previous standard IAS 18, and the cumulative effect of applying IFRS 15 is recognized as an adjustment to the opening balance of equity as at the date of initial application (i.e., the beginning of the year 2018). In previous reporting periods, milestone payments were recognized under IAS 18 based upon the achievement of the milestone event, whereas under IFRS 15, the milestone payment is linked to a single performance obligation over the estimated service period. The revenue recognition of the upfront payments was not impacted by the transition from IAS 18 to IFRS 15.

The cumulative effect of adopting IFRS 15 to the consolidated statement of financial position as of January 1, 2018 was as follows:

(in thousands of €)	Balance at December 31, 2017	Adjustments due to adoption IFRS 15	Balance at January 1, 2018

Assets
Prepaid expenses	€2,338	€(255)	€2,083

Liabilities
Deferred revenue — non-current	€1,435	€378	€1,813
Deferred revenue — current	8,635	2,272	10,907

Equity
Accumulated losses	€(100,568)	€(2,395)	€(102,962)

The Company generates revenue from collaborations and strategic alliances. The Company applies a five-step model to determine when, how and at what amount revenue is to be recognized depending on whether certain criteria are met.

1. Identify the contracts

In our current arrangements, the Company is licensing its Intellectual Property, providing research and development services and in the future, selling its products to collaborative partner entities. Revenue is generated through these arrangements via upfront payments, milestone payments based on development criteria, research and development service fees on an agreed full-time equivalent (FTE) basis and future sales based milestones and sales based royalties.

2. Identify performance obligations

The Company has assessed that there is one single performance obligation in our material ongoing license and collaboration arrangements, being the transfer of a license combined with performance of research and development services.

This is because we consider that the performance obligations cannot be distinct in the context of the contract as the license has no stand-alone value without the Company being further involved in the research and development collaboration and that there is interdependence between the license and the research and development services to be provided. We estimate that the Company’s activities during the collaboration are going to significantly add to Intellectual Property and thereby the value of the programs.

3. Determine the transaction price

We have analyzed the transaction prices of our material ongoing license and collaboration arrangements currently composed of upfront payments, milestone payments and research and development service fees being delivered. Any variable consideration, such as development milestone payments that are promised in exchange for development services or the license of IP, is only included in the transaction price as from the moment the achievement of the related milestone event is highly probable (usually at the time of achievement of the milestone event). At the end of each subsequent reporting period, the Company re-evaluates the probability of achievement of such milestones and any related constraint, and, if necessary, adjusts the estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis, which would affect revenue and earnings in the period of adjustment. The Company’s collaborators may be required to pay the Company sales-based milestone payments or royalties on future sales of commercial products.  The Company recognizes revenues related to sales-based milestone and royalty payments upon the later to occur of (i) achievement of the collaborator’s underlying sales or (ii) satisfaction of any performance obligation(s) related to these sales, in each case assuming the license to the Company’s intellectual property is deemed to be the predominant item to which the sales-based milestones and/or royalties relate.

4. Allocate the transaction price

In principle, an entity shall allocate the transaction price to each performance obligation identified in the contract on a relative stand-alone selling price basis. However, the transaction price of certain of our arrangements is allocated to a single performance obligation since the transfer of a license is considered to be combined with performance of research and development services.

Therefore, research and development milestone payments are variable considerations that are entirely allocated to the single performance obligation.

5. Recognize revenue

Revenue from certain arrangements is recognized over time as the Company satisfies a single performance obligation. Our collaborative partner entities simultaneously receive the benefits provided by the Company’s performance as the Company performs.

The Company recognizes upfront payments and milestone payments, allocated to a single performance obligation over the estimated service period based on a pattern that reflects the transfer of the services. The revenues recognized reflect the level of service each period. In this case, the Company would use an input model that considers estimates of the percentage of total research and development service costs that are completed each period compared to the total estimated services costs (percentage of completion method).

Research and development service fees are recognized as revenue when costs are incurred and agreed by the parties as the Company is acting as a principal in the scope of its stake of the research and development activities of its ongoing license and collaboration agreements.

Grants, research and development incentives and payroll tax rebates

Because it carries out extensive research and development activities, the Company benefits from various grants, research and development incentives and payroll tax rebates from certain governmental agencies. These grants, research and development incentives and payroll tax rebates generally aim to partly reimburse approved expenditures incurred in research and development efforts of the Company and are credited to the statement of profit and loss and other comprehensive income, under other operating income, when the relevant expenditure has been incurred and there is reasonable assurance that the grants or research and development incentives are receivable.

2.21       Earnings per share

Basic net profit / (loss) per share is computed based on the weighted average number of ordinary shares outstanding during the period, excluding treasury shares.

Diluted net profit / (loss) per share is computed based on the weighted‑average number of ordinary shares outstanding including the dilutive effect of options. Options should be treated as dilutive, when and only when their conversion to ordinary shares would decrease net profit per share from continuing operations.

2.22       Adoption of new and revised standards

New accounting policies and disclosures for 2019

The following new standard is mandatory for the first time for the financial year beginning on or after January 1, 2019:

■      IFRS 16, ‘Leases’ (effective for fiscal years beginning on or after January 1, 2019). This standard replaces the current guidance in IAS 17 and is a far reaching change in accounting by lessees in particular. Under IAS 17, lessees were required to make a distinction between a finance lease (on balance sheet) and an operating lease (off balance sheet). IFRS 16 requires lessees to recognise a lease liability reflecting future lease payments and a ‘right-of-use asset’ for virtually all lease contracts. For lessors, the accounting stays almost the same. However, as the IASB has updated the guidance on the definition of a lease (as well as the guidance on the combination and separation of contracts), lessors will also be affected by the new standard. Under IFRS 16, a contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company has adopted IFRS 16 on January 1, 2019. The Company elected to apply the modified retrospective approach for the transition, which foresees that prior period figures remain as reported under the previous standard IAS 17, and the cumulative effect of applying IFRS 16 is recognized as an adjustment to the opening balance of equity as of the date of initial application (i.e., the beginning of the year 2019). On adoption of IFRS 16, the Company recognized lease liabilities in relation to leases which had previously been classified as ‘operating leases’ under IAS 17. These liabilities were measured at the present value of the remaining lease payments and discounted using the Company’s incremental borrowing rate as of January 1, 2019. The Company’s weighted average incremental borrowing rate applied to these lease liabilities on January 1, 2019 was 1.32%.

The differences between our total operating lease commitments as reported in note 5.7 of our consolidated financial statements of December 31, 2018 and the total lease liabilities recognized in our statement of financial position as at January 1, 2019 are summarized below:

(in thousands of €)

Operating lease commitments disclosed as at December 31, 2018	€3,004

Less: discounting effect using the lessee's incremental borrowing rate of the date of initial application	€(126)
Less: short-term leases recognized on a straight-line basis as expense	€(88)

Lease liability recognized as at January 1, 2019	€2,790
of which are:
Current lease liabilities	€1,078
Non-current lease liabilities	€1,712

The cumulative effect of adopting IFRS 16 to the consolidated statement of financial position as of January 1, 2019 is as follows:

(in thousands of €)

Property, plant and equipment (right-of-use assets)	€2,790
Effect on total assets	€2,790

Lease liabilities (current and non-current)	€2,790
Effect on total equity and liabilities	€2,790

The adoption of IFRS 16 does not have a significant impact on the metrics used to measure financial performance. In applying IFRS 16 for the first time, the Company has used the following practical expedients permitted by the standard:

•	the use of a single discount rate to a portfolio of leases with reasonably similar characteristics;
•	reliance on previous assessments on whether leases are onerous;
•	the accounting for operating leases with a remaining lease term of less than 12 months as at January 1, 2019 as short-term leases; and
•	the use of hindsight in determining the lease term where the contract contains options to extend or terminate the lease.

The Company has also elected not to reassess whether a contract is, or contains, a lease at the date of initial application. Instead, for contracts entered into before the transition date, the Company relied on its assessment made applying IAS 17 and IFRIC 4 Determining whether an Arrangement contains a Lease.

■      Other new standards and amendments to standards that are mandatory for the first time for the financial year beginning on or after January 1, 2019 had no material impact on our consolidated financial statements.

New accounting policies and disclosures effective in 2020 or later

The following new standards and amendments to standards have been issued, but are not mandatory for the first time for the financial year beginning January 1, 2019 and have been endorsed by the European Union.

■      Amendments to References to the Conceptual Framework in IFRS Standards (effective 1 January 2020). The revised Conceptual Framework includes a new chapter on measurement; guidance on reporting financial performance; improved definitions and guidance—in particular the definition of a liability; and clarifications in important areas, such as the roles of stewardship, prudence and measurement uncertainty in financial reporting.

These amendments are not expected to have any material impact on our consolidated financial statements.

The following new standards and amendments to standards have been issued, but are not mandatory for the first time for the financial year beginning January 1, 2019 and have not been endorsed by the European Union.

■      Amendments to IFRS 9, IAS 39 and IFRS 7: Interest Rate Benchmark Reform (effective 1 January 2020). The amendments require qualitative and quantitative disclosures to enable users of financial statements to understand how an entity’s hedging relationships are affected by the uncertainty arising from interest rate benchmark reform.

These amendments are not expected to have any material impact on our consolidated financial statements.

■      Amendments to the guidance of IFRS 3 Business Combinations, that revises the definition of a business (effective 1 January 2020). The new guidance provides a framework to evaluate when an input and a substantive process are present (including for early stage companies that have not generated outputs). To be a business without outputs, there will now need to be an organised workforce. The changes to the definition of a business will likely result in more acquisitions being accounted for as asset acquisitions across all industries, particularly real estate, pharmaceutical, and oil and gas. Application of the changes would also affect the accounting for disposal transactions.

These amendments are not expected to have any material impact on our consolidated financial statements.

■      Amendments to the definition of material in IAS 1 and IAS 8 (effective 1 January 2020). The amendments clarify the definition of material and make IFRSs more consistent. The amendment clarifies that the reference to obscuring information addresses situations in which the effect is similar to omitting or misstating that information. It also states that an entity assesses materiality in the context of the financial statements as a whole. The amendment also clarifies the meaning of ‘primary users of general purpose financial statements’ to whom those financial statements are directed, by defining them as ‘existing and potential investors, lenders and other creditors’ that must rely on general purpose financial statements for much of the financial information they need. The amendments are not expected to have a significant impact on the preparation of financial statements.

■      Amendments to IAS 1 regarding the classification of liabilities as current or non-current (effective 1 January 2022). The amendments affect only the presentation of liabilities in the statement of financial position, not the amount or timing of recognition of any asset, liability, income or expense, or the information that entities disclose about those items. The amendments clarify that the classification of liabilities as current or non-current should be based on rights that are in existence at the end of the reporting period and align the wording in all affected paragraphs to refer to the "right" to defer settlement by at least twelve months and make explicit that only rights in place "at the end of the reporting period" should affect the classification of a liability. They also clarify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability and they make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services. The amendments are not expected to have a significant impact on the preparation of financial statements.

These amendments are not expected to have any material impact on our consolidated financial statements.

■      IFRS 17 ‘Insurance contracts’ (effective 1 January 2022). This standard replaces IFRS 4, which currently permits a wide variety of practices in accounting for insurance contracts. IFRS 17 will fundamentally change the accounting by all entities that issue insurance contracts and investment contracts with discretionary participation features.

This standard is not expected to have any material impact on our consolidated financial statements.

2.23       Segment reporting

Segment results include revenue and expenses directly attributable to a segment and the relevant portion of revenue and expenses that can be allocated on a reasonable basis to a segment. Segment assets and liabilities comprise those operating assets and liabilities that are directly attributable to the segment or can be allocated to the segment on a reasonable basis. Segment assets and liabilities do not include income tax items. The Company manages its activities and operates as one business unit which is reflected in its organizational structure and internal reporting. The Company does not distinguish in its internal reporting different segments, neither business nor geographical segments. The chief operating decision‑maker is the Board of Directors.